Royalty, Stream and Working Interests (Tables)	6 Months Ended
Jun. 30, 2026
Royalty, Stream and Working Interests
Schedule of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(losses)
As at June 30, 2026	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$3,160.5	$(912.9)	$—	$2,247.6
Streams	5,402.0	(3,753.3)	—	1,648.7
Energy	2,079.8	(959.3)	—	1,120.5
Advanced	1,013.6	(62.6)	—	951.0
Exploration	311.5	(17.0)	—	294.5
	$11,967.4	$(5,705.1)	$—	$6,262.3
1.	Accumulated depletion includes impairment losses recognized prior to the six months ended June 30, 2026.
2.	Impairment losses recognized in the six months ended June 30, 2026.

		Accumulated	Impairments
As at December 31, 2025	Cost	depletion(1)	reversal(2)	Carrying value
Mining royalties	$3,207.1	$(866.7)	$—	$2,340.4
Streams	5,324.5	(3,684.8)	4.8	1,644.5
Energy	2,097.8	(940.4)	—	1,157.4
Advanced	703.1	(57.7)	—	645.4
Exploration	273.6	(18.2)	—	255.4
	$11,606.1	$(5,567.8)	$4.8	$6,043.1

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2025.
2.	Impairment reversal recognized in the year-ended December 31, 2025.

Schedule of detailed information about royalty, stream and working interest, net roll forward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2025	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8
Additions	1,370.7	524.9	9.7	283.9	2.1	2,191.3
Transfers	(4.0)	—	—	4.0	—	—
Impairment reversal	—	4.8	—	—	—	4.8
Depletion	(81.4)	(158.5)	(63.6)	(0.7)	—	(304.2)
Impact of foreign exchange	20.8	—	13.5	14.8	3.3	52.4
Balance at December 31, 2025	$2,340.4	$1,644.5	$1,157.4	$645.4	$255.4	$6,043.1

Balance at January 1, 2026	$2,340.4	$1,644.5	$1,157.4	$645.4	$255.4	$6,043.1
Additions	15.1	100.5	6.4	365.9	41.3	529.2
Buy-backs	—	(23.3)	—	(47.8)	—	(71.1)
Depletion	(52.6)	(73.0)	(33.6)	(1.6)	—	(160.8)
Impact of foreign exchange	(55.3)	—	(9.7)	(10.9)	(2.2)	(78.1)
Balance at June 30, 2026	$2,247.6	$1,648.7	$1,120.5	$951.0	$294.5	$6,262.3